Income Taxes - Provision for Income Taxes from Continuing Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Current
Canadian	$ (153)	$ (1,203)	$ (760)
Foreign	21	77	88
Deferred
Canadian	39	(184)	68
Foreign	12	(1)	12
Provision for (recovery of) income taxes	$ (81)	$ (1,311)	$ (592)